Selling, General and Administrative Expenses - Schedule of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Included in Selling Expenses [Abstract]
Commission expense	€ (2,485)
Included in General and Administrative Expenses [Abstract]
Personnel expenses (see Note 8)	(5,017)	€ (1,618)	€ (265)
Travel costs	(430)	(136)
Intellectual property	(1,348)	(708)	(498)
Legal costs	(2,176)	(771)	(382)
Licenses		(28)	(6)
Finance and administration	(5,209)	(270)	(151)
Transaction costs	(3,021)
IT	(25)	(20)	(2)
Rent and office services	(165)	(110)	(55)
Marketing and communication	(1,269)	(710)	(11)
Insurance	(289)	(187)	(11)
Depreciation and amortization	(72)	(14)	(1)
Commercial costs	(134)
Business development	(260)	(135)
Board fees	(69)	(31)
Miscellaneous	(261)	(65)	(2)
Total selling, general and administrative expenses	€ (22,230)	€ (4,803)	€ (1,384)